SHAREHOLDERS’ EQUITY	12 Months Ended
Sep. 30, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY

12. SHAREHOLDERS’ EQUITY

Ordinary shares

We were incorporated as a BVI business company under the laws of the BVI on April 24, 2019. At incorporation, we were authorized to issue a maximum of 50,000 shares consisting of 50,000 Ordinary Shares with no par value per share. By the adoption of an amended memorandum of association dated April 11, 2023, the Company’s authorized share capital was increased to 2,000,000,000 Ordinary Shares, following a further amendment of the memorandum of association dated June 19, 2023 the total authorized share capital of the Company was reduced to 100,000,000. As of September 30, 2024, we are authorized to issue a maximum of 100,000,000 shares consisting of either Ordinary Shares or preferred shares with no par value per share. As of September 30, 2024, there are 20,000,000 Ordinary Shares issued and outstanding.

Shares split

By a conditional resolution of the directors dated March 24, 2023, which became effective on April 11, 2023, the Company conducted a 2,000 for 1 forward-split of its, as of the date therein, issued and outstanding shares resulting in 20,000,000 Ordinary shares to be issued and outstanding as of September 30, 2024. As the Ordinary Shares are of no par value, the post-split shares are of the same denomination and the split has not altered the capitalization of the Company. The share capital of the Company has been presented on a retroactive basis to reflect the shares split.

Additional paid-in capital

As of September 30, 2024 and 2023, the additional paid-in capital of the Company was US$153,647.